EQUITY	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY	EQUITY
On September 12, 2025, the Company completed its IPO, in which 36,225,000 shares of the Company’s Class A common stock were issued and sold, including the underwriters’ over-allotment option which was exercised in full, at a public offering price of $25.00 per share.
The Charter authorizes a total of 1,000,000,000 shares of Class A common stock, par value $0.0001, 200,000,000 shares of Class B common stock, par value, $0.0001, 500,000,000 shares of Blockchain common stock, par value, $0.0001, and 100,000,000 shares of preferred stock, par value $0.0001. In connection with the IPO, all shares of outstanding convertible preferred stock automatically converted into a total of 113,910,905 shares of Class A common stock. Additionally, a total of 39,393,047 shares of Class A common stock held by the Controlling Party and his permitted transferees were converted into an equivalent number of shares of Class B common stock; 1,500,000 shares of Class B common stock were subsequently converted back to Class A common stock and sold as part of the IPO. The holders of Class A common stock are entitled to one vote for each share of common stock held. The holders of Class B common stock are entitled to ten votes for each share of common stock held. For periods prior to the IPO, references to ‘common stock’ refer to the single class of common stock outstanding prior to the IPO.
In connection with the IPO, all outstanding shares of convertible preferred stock were converted into shares of Class A common stock on a one-to-one basis as of the date of the IPO. As such, there are no shares of preferred stock issued and outstanding as of September 30, 2025.
The following table summarizes the Company’s equity instruments at September 30, 2025 and December 31, 2024:

	September 30, 2025
	Authorized Shares	Issued and Outstanding(A)
		Shares	Warrants	Options	RSUs
Class A Common Stock, $0.0001 par value per share	1,000,000,000	174,853,649	456,909	27,470,601	6,189,477
Class B Common Stock, $0.0001 par value per share	200,000,000	37,893,047	—	7,760,846	5,334,903
Blockchain Common Stock, $0.0001 par value per share	500,000,000	—	—	—	—
Preferred Stock, $0.0001 par value per share	100,000,000	—	—	—	—
Total	1,800,000,000	212,746,696	456,909	35,231,447	11,524,380

	December 31, 2024
	Authorized Shares	Issued and Outstanding(A)
		Shares	Warrants	Options	RSUs
Common Stock, $0.00001 par value per share	240,820,153	69,300,284	—	32,030,416	44,973,456
Convertible Preferred Stock, $0.00001 par value per share	115,983,447	111,900,495	1,381,486	—	—
Total	356,803,600	181,200,779	1,381,486	32,030,416	44,973,456
__________________
(A)Includes the equity instruments of the 2018 Equity Incentive Plan, the 2024 Equity Incentive Plan, and the 2025 Equity Incentive Plan.
The following table includes information regarding each series of convertible preferred stock as of December 31, 2024:

	December 31, 2024		Per Share
	Number of Shares Outstanding	Liquidation Preference	Liquidation Price	Dividend Rate	Conversion Price
Series Seed	16,100,540	$16,947	$1.05	$0.08	$1.05
Series A	32,860,461	41,759	1.27	0.10	1.27
Series B	29,448,787	73,519	2.50	0.20	2.50
Series C	11,238,629	85,000	7.56	0.61	7.56
Series C-1	504,081	3,050	6.05	0.48	6.05
Series C-2	1,983,287	15,000	7.56	0.61	7.56
Series D	12,439,325	219,999	17.69	1.41	17.69
Series E	7,325,385	73,292	10.01	0.80	10.01
Total	111,900,495	$528,566
Warrants
In March 2024, the Company issued warrants to purchase up to 411,219, 411,219, and 1,644,881 Series E shares to an existing convertible preferred shareholder in exchange for a software license, one year of software development services, and up to two years of other services, respectively, for a total of 2,467,319 Series E shares issuable. The remaining convertible preferred warrants may be exercised at an exercise price of $3.23 per Class A common stock within a five-year period after issuance. Warrants for services provided by the convertible preferred shareholder not related to software are granted and vest monthly as the services are rendered.
In connection with the IPO, 2,010,410 shares of Series E preferred stock, which were issued upon the exercise of vested warrants in conjunction with the Recombination, were automatically converted into shares of Class A common stock. As of September 30, 2025, up to 456,909 shares of Class A common stock remain issuable upon the exercise of the remaining warrants, at an exercise price of $3.23, subject to vesting conditions with respect to the other services under the warrant agreement.
During the three and nine months ended September 30, 2025, the Company recognized equity-based compensation expense within “Technology and product development” expense in the Condensed Consolidated Statements of Operations of $2.5 million and $7.9 million, respectively, of the grant-date fair value of the warrants to purchase up to 259,029 and 777,087, respectively, Class A common shares related to other services provided by the convertible preferred warrant holder.
At September 30, 2025, exercisable warrants have a weighted average exercise period of 2.0 years.
Equity-Based Compensation
The Company grants equity-based compensation in the form of options and RSUs to its officers, employees, and other service providers under the terms of the applicable equity incentive plans for the purpose of providing incentives and rewards for service or performance that align the interest of grantees with the long-term growth and profitability of the Company.
Prior to the IPO, RSUs granted under the plans generally vested based upon the satisfaction of both a service condition and a liquidity-event related performance condition. Both the service condition and liquidity-event related performance condition needed to be met for the expense to be recognized. For these outstanding RSUs, the liquidity-event related performance condition was met upon the completion of the IPO, and the Company recognized $11.0 million of stock-based compensation expense during the three and nine months ended September 30, 2025 related to the settlement of approximately 1,599,216 shares of Class A common stock.
Subsequent to the IPO, the Company expects to grant RSUs to employees and members of the board which vest subject to either (i) continued service, or based on continued service, and (ii) a market condition tied to the Company’s share price. As of September 30, 2025, the Company has granted RSUs with a market condition that will vest only if the Company’s 10-day average closing stock price at the end of each defined performance period equals or exceeds specified thresholds, in addition to the continuous service requirement through the service period of the award. The RSUs were granted with an average grant date fair value of $21.87. The target number of market-based RSUs granted was 2,133,961. One-fourth of these market based RSUs vest if the closing average market price per share of the Company’s Class A Common Stock over the ten (10) trading day period ending on each applicable performance date of September 10, 2026, September 10, 2027, September 10, 2028 and September 10, 2029, respectively, equals or exceeds the corresponding stock price thresholds for such performance dates of $32.50, $42.25, $52.75, and $63.00 respectively. Any shares for which the market-based component is not achieved with respect to the first, second, or third performance date shall remain outstanding and be eligible to be earned based on the applicable 10-day average closing stock price for a subsequent period performance date (such that, for example, if the applicable 10-day average stock price is not achieved in connection with the first performance date, but the applicable 10-day average stock price for the second performance date is achieved in connection with the second performance date, one-half of the shares subject to the award would vest on the second performance date).
The fair value of this market-condition RSU is estimated on the grant date using a Monte Carlo simulation that considers expected volatility, risk-free interest rate, dividend yield, expected term, and the effect of the market target. As the market condition is incorporated into the fair value, the Company recognizes the full compensation cost (based on that grant-date fair value) over the grantee’s requisite service period, even if the market conditions are ultimately not achieved.
The Company records stock-based compensation for service-based RSUs on a straight-line basis over the requisite service period, which is generally the vesting period. The following table presents the amount of stock-based compensation expense related to equity-based compensation recognized in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
General and administrative	$16,850	$3,844	$20,370	$31,874
Sales and marketing	165	89	347	54
Technology and product development	2,822	3,064	9,560	6,311
Operations and processing	91	107	316	306
Total equity-based compensation expense	$19,928	$7,104	$30,593	$38,545
Equity Incentive Plans
2018 Equity Incentive Plan
In 2018, the Company adopted the 2018 Equity Incentive Plan (“2018 Plan”) that authorized the Company to grant awards of up to 52,346,283 shares of common stock of FTS to FTS’ employees, non-employees, officers, and directors in the form of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock and RSUs. Each award outstanding under the 2018 Plan continues to be governed by the terms and conditions of the 2018 Plan. In connection with the IPO, the 2018 Plan awards were amended to cover shares of Class A common stock (or, if determined by the plan administrator, Class B common stock). At September 30, 2025 and December 31, 2024 the Company had granted awards equivalent to 52,291,738 and 48,861,380 shares of common stock, respectively, gross of forfeited and delivered awards under the 2018 Plan. In connection with the IPO, the Company has frozen the 2018 Plan and no new awards will be granted under the 2018 Plan.
In 2024, the Company modified awards under the 2018 Plan and extended the post-termination exercise period of vested options held by certain current and former employees, resulting in $— million and $0.7 million, and $1.6 million and $5.2 million of incremental equity-based compensation expense recognized during the three and nine months ended September 30, 2025 and 2024, respectively.
2024 Equity Incentive Plan
As part of the Reorganization, FMH adopted the 2024 Equity Incentive Plan (“2024 Plan”) that authorized FMH to grant awards of up to 4,635,234 shares of common stock of FMH to FMH employees, non-employees, officers, and directors in the form of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock and RSUs. As part of the Recombination, the Company assumed the 2024 Plan and all options outstanding thereunder as of the Recombination Date, and such outstanding options were converted to options of FTS based on the Conversion Rate. As of September 30, 2025 and December 31, 2024 the Company had granted awards equivalent to 3,212,647 and 2,866,299 shares of common stock, respectively, gross of forfeited and delivered awards under the 2024 Plan. In connection with the IPO, the Company has frozen the 2024 Plan and no new awards will be granted under it.
2025 Incentive Award Plan
As part of the IPO, the Company adopted the 2025 Incentive Award Plan (“2025 Plan”) in order to facilitate the grant of equity incentives to directors, employees (including named officers), and consultants of the Company. Following the effective date of the 2025 Plan, the Company will not make any further grants under the 2018 Plan or the 2024 Plan. However, the 2018 Plan and the 2024 Plan will continue to govern the terms and conditions of the outstanding awards granted thereunder. The 2025 Plan authorized the issuance of 22,985,926 of Class A or Class B common stock of FTS, subject to an automatic increase on January 1 of each calendar year from January 1, 2026 through and including January 1, 2035, by a number of shares equal to the lesser of (i) 5% of the total shares of the aggregate number of shares of Class A common stock and Class B common stock outstanding (on an as-converted basis) as of the last day of the immediately preceding fiscal year and (ii) such smaller number of shares as determined by the board. Awards under the 2025 Plan may be granted in the form of incentive stock options, non-qualified stock options, stock appreciation rights, and RSUs. At September 30, 2025, the Company had granted awards equivalent to 9,514 and 8,535,845 shares of Class A and Class B common stock, respectively, gross of forfeited and delivered awards under the 2025 Plan.
2025 Employee Stock Purchase Plan (“ESPP”)
In connection with the IPO, the Company adopted the ESPP under which eligible employees may purchase shares of Class A common stock of FTS, up to a maximum percentage of their eligible compensation (which shall be 20% unless otherwise specified in an applicable offering document), subject to certain IRS and share purchase limitations, at 85% of the lower of the closing price (fair market value) of a share of FTS on the first day of the offering period or the purchase date, whichever is lower. As of September 30, 2025, there have been no offering periods under the ESPP program. The maximum aggregate number of shares that may be subject to awards and sold under the ESPP is 2,133,961 shares, subject to an automatic annual increase on the first day of each calendar year beginning in 2026 and ending on and including January 1, 2035 in an amount equal to the lesser of (i) one percent (1%) of the aggregate number of shares of Class A common stock and Class B common stock of FTS outstanding (on an as-converted basis) on the final day of the immediately preceding calendar year and (ii) such smaller number of shares as determined by the Board.
Unrecognized Compensation Expense
At September 30, 2025, the Company has not yet recognized compensation expense for the following awards:

	Weighted Average Recognition Period (Years)	Shares			Unrecognized Compensation Expense
Vesting Condition		Options	RSUs	Total	Options	RSUs
Time-based(A)	3.6	11,134,713	—	11,134,713	$67,382	$—
Multiple(A)(B)	3.3	—	10,222,338	10,222,338	—	148,163
Total		11,134,713	10,222,338	21,357,051	$67,382	$148,163
__________________
(A)All awards vest over a period of two to four years, and most awards have a one year cliff vesting feature with quarterly vesting thereafter.
(B)Awards include a service period vesting condition, as noted above, as well as market based and liquidity-based vesting conditions. The liquidity event for awards which have that feature has been satisfied in connection with the IPO as of September 30, 2025.
Noncontrolling Interests in Consolidated Subsidiaries
The following amounts relate to equity interests held by the third-party investors in a real estate investment trust subsidiary, Figure REIT, Inc. (“Figure REIT”) and the Figure Markets Offshore Opportunity Investment Fund L.P. (“Offshore Solana Fund”) both of which the Company consolidates, but does not wholly-own.
The noncontrolling interests in the net income (loss) is computed as follows:

	Three Months Ended September 30,
	2025			2024
	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries	Net Income	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries(B)
Figure REIT	$321	44.9%	$147	$170	44.6%	$76
Offshore Solana Fund	3,559	2.8	99	411	2.8	12
Total / weighted average	$3,880	6.3%	$246	$581	15.0%	$88

	Nine Months Ended September 30,
	2025			2024
	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries	Net Income	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries(B)
Figure REIT	$1,193	44.9%	$536	$4,802	44.6%	$2,143
Offshore Solana Fund	(1,084)	2.8	(31)	5,162	2.8	145
Total / weighted average	$109	24.9%	$505	$9,964	22.9%	$2,288
__________________
(A)Represents the weighted average percentage of total noncontrolling shareholders’ net income (loss) in consolidated subsidiaries.
(B)Balances may not cross-foot due to rounding for presentation purposes in the Noncontrolling Interest as a Percent of Total shown.
The noncontrolling interests in the equity of consolidated subsidiaries is computed as follows:

	September 30, 2025			December 31, 2024
	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries
Figure REIT	$18,678	44.9%	$8,394	$18,261	44.6%	$7,769
Offshore Solana Fund	12,148	2.8	342	17,807	2.8	508
Total / weighted average	$30,826	28.3%	$8,736	$36,068	24.0%	$8,277
EQUITY
The following table summarizes the Company’s equity instruments at December 31, 2024 and 2023:

	December 31, 2024(A)
	Authorized Shares	Issued and Outstanding(B)
		Shares(C)	Warrants	Options	RSUs
Common Stock	240,820,153	69,300,284	—	32,030,416	44,973,456
Convertible Preferred Stock	115,983,447	111,900,495	1,381,486	—	—
Total	356,803,600	181,200,779	1,381,486	32,030,416	44,973,456

	December 31, 2023
	Authorized Shares	Issued and Outstanding(B)
		Shares(C)	Warrants	Options	RSUs
Common Stock	197,100,000	51,618,208	—	19,807,404	39,098,606
Convertible Preferred Stock	106,615,302	104,575,110	—	—	—
Total	303,715,302	156,193,318	—	19,807,404	39,098,606
__________________
(A)Includes the equity instruments of both the 2018 Equity Incentive Plan and the 2024 Equity Incentive Plan.
(B)Except for common and convertible preferred shares, amounts represent the gross common or convertible preferred shares issuable upon exercise or vesting.
(C)Par value of $0.00001 per share. The holders of each share of common stock are entitled to voting rights equal to one vote for each share of common stock. The holder of each share of preferred stock is entitled to voting rights equal to the number of shares of common stock into which each share of preferred stock converts at the stated conversion rate. Common shareholders may elect six members to the Board of Directors. Except for Series C-2 and D convertible preferred stock, each series of convertible preferred stock, as a group, is entitled to elect one member to the Board of Directors (Series C and C-1 elect a single member to the Board of Directors as a group). Any remaining members to the Board of Directors are elected by common and preferred shareholders, on an as-converted basis, as a single group. At December 31, 2024, no common or convertible preferred dividends have been declared.
The following table includes information regarding each series of convertible preferred stock as of December 31, 2024 and 2023:

	Number of Shares Outstanding		Liquidation Preference		Per Share
	December 31,		December 31,		Liquidation Price(A)	Dividends(B)	Conversion Rate(C)
	2024	2023	2024	2023
Series Seed	16,100,540	16,100,540	$16,947	$16,947	$1.05	$0.08	$1.05
Series A	32,860,461	32,860,461	41,759	41,759	1.27	0.10	1.27
Series B	29,448,787	29,448,787	73,519	73,519	2.50	0.20	2.50
Series C	11,238,629	11,238,629	85,000	85,000	7.56	0.61	7.56
Series C-1	504,081	504,081	3,050	3,050	6.05	0.48	6.05
Series C-2	1,983,287	1,983,287	15,000	15,000	7.56	0.61	7.56
Series D	12,439,325	12,439,325	219,999	219,999	17.69	1.41	17.69
Series E	7,325,385	n.a.	73,292	n.a.	10.01	0.80	10.01
Total	111,900,495	104,575,110	$528,566	$455,275
__________________
(A)In the event of any liquidation, dissolution, or winding up of the issuing entity, either voluntary or involuntary, the holders of preferred stock are entitled to receive, prior to and in preference over holders of common stock, an amount equal to the original issuance price as adjusted for dividends, stock splits, combinations, recapitalizations, or similar adjustments. If the issuing entity’s legally available assets are insufficient to satisfy the preferred stock liquidation preference, the funds will be distributed ratably among the preferred stock stockholders in proportion to their full liquidation preference. Following the above payments, all remaining legally available assets of the issuing entity, if any, are distributed to the holders of common and preferred stock on an as-converted basis.
(B)The holders of preferred stock are entitled to receive dividends, when and if declared by the Board of Directors, out of any of the issuing entity’s funds or assets legally available. The holders of preferred stock are entitled to receive dividends prior to, and in preference of, dividends declared on common stock. Dividends are non-cumulative and paid on a pari passu basis, with any additional dividends paid ratably among holders of common stock and preferred stock on an as-converted basis.
(C)Each share of preferred stock is convertible to common stock, at the option of the holder, at any time after the date of issuance at a specified rate. Each share of preferred stock will automatically convert into shares of common stock, at the then-effective conversion rate, upon the earlier of: (i) a qualifying initial public offering with aggregate gross proceeds exceeding $50.0 million or, (ii) upon the issuing entity’s receipt of written consent by the holders of a majority of the then-outstanding shares of preferred stock, voting as a single class, on an as-converted basis.
Common Stock
In March 2024, as part of the Reorganization, the Company issued 14,947,111 common shares at a par value of $0.0001 per share as part of the formation of FMH. As part of the Reorganization certain employees were granted the ability to transfer outstanding common stock of FTI to the Company for common stock of FMH resulting in the issuance of 1,550,993 additional shares.
In December 2024, the Company voluntarily redeemed 186,054 common shares at a weighted average price of $5.38 per share and immediately retired the common shares, reducing common shares authorized for issuance by the same amount.
Convertible Preferred Stock
In March 2024, the Company issued 7,325,385 convertible preferred shares of the Company at a price of $10.01 per share for proceeds of $73.3 million, net of issuance costs totaling $1.5 million.
Protection Provisions
As long as 16,216,122 shares of preferred stock remain outstanding, a simple majority vote of the aggregate outstanding convertible preferred shares on an as-converted basis are necessary to consummate certain transactions, including but not limited to: creating any senior or pari passu security to the preferred stock; amending any provision of the Certificate of Incorporation or Bylaws that would alter the privileges, preferences or voting rights granted to preferred stock; declaring or paying any dividend or distribution with respect to preferred stock or common stock; changing the authorized number of members on the Board of Directors, or entering into any transaction deemed to be a liquidation or dissolution of the issuing entity; authorizing a new class or series of equity security have rights with respect to payment upon liquidation senior to any series of the preferred stock; or conduct any initial coin offering or token offering in which the issuing does not retain a majority of the proceeds or tokens following such offering.
Warrants
In March 2024, the Company issued warrants to purchase up to 411,219, 411,219, and 1,644,881 preferred shares to an existing convertible preferred shareholder in exchange for a software license, one year of software development services, and up to two years of other services, respectively, for a total of 2,467,319 preferred shares issuable. The remaining convertible preferred warrants may be exercised at an exercise price of $3.23 per convertible preferred share within a 5-year period after issuance. Warrants for services provided by the convertible preferred shareholder not related to software are granted and vest monthly as the services are rendered.
In March 2024, the convertible preferred warrant holder delivered the licensed software, and the Company capitalized the licensed software acquired of $3.0 million, representing the fair value of the warrants to purchase 411,219 convertible preferred share at that time, and a corresponding increase in additional paid-in capital.
During the year ended December 31, 2024, the Company recognized equity-based compensation expense within Technology and product development expense in the Consolidated Statements of Operations of (a) $2.3 million of the $3.0 million grant-date fair value of the warrants to purchase up to 411,219 preferred shares related to software development services and (b) $4.2 million grant-date fair value of the warrants to purchase up to 639,678 preferred shares related to other services provided by the convertible preferred warrant holder.
The warrants were valued at the grant date using the Black-Scholes option pricing model with the following assumptions:

	Year ended December 31, 2024
	Low	High	Weighted Average
Expected Term (years)	1.8	6.0	3.0
Volatility	38.8%	46.2%	41.1%
Interest Rate	4.2%	4.3%	4.2%
Dividend Yield	n.a.	n.a.	n.a.
The following table summarizes the warrants activity during the year ended December 31, 2024:

	Number of Warrants	Weighted Average Exercise Price	Fair Value on Grant Date
Outstanding at December 31, 2023
Granted(A)	1,462,119	$3.23	$10,215
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at December 31, 2024(B)	1,462,119	$3.23	$10,215
Exercisable at December 31, 2024(B)(C)	1,050,199	$3.23	$7,199
__________________
(A)The Company granted warrants to purchase up to 411,219 convertible preferred shares for the First Warrant, as well as warrants to purchase up to 411,219 convertible preferred shares for the Second Warrant. With respect to the Third Warrant, only 639,678 of the 2,467,319 warrants for convertible preferred shares have been granted by the Company through December 31, 2024. Future grants related to the Third Warrant will be made to the holder based on future monthly levels of service to be provided to the Company.
(B)At December 31, 2024, the weighted-average grant date fair values for outstanding warrants and exercisable warrants were $7.39 and $7.24, and the intrinsic value for outstanding warrants and exercisable warrants was $5.8 million and $4.0 million, respectively. At December 31, 2024, total compensation cost related to granted, but nonvested, warrants not yet recognized was $0.7 million and is expected to be recognized on a weighted-average period of 0.2 years.
(C)Exercisable warrants have a weighted average exercise period of 2.5 years at December 31, 2024.
Equity-Based Compensation
The Company grants equity-based compensation in the form of options, and RSUs to its officers, employees, and other service providers under the terms of the applicable equity incentive plans for the purpose of providing incentives and rewards for service or performance that align the interest of grantees with the long-term growth and profitability of the Company.
The following table presents the amount of stock-based compensation expense related to equity-based compensation recognized in the Consolidated Statements of Operations:

	For the Years Ended
	December 31,
	2024	2023
General and administrative	$35,423	$8,296
Sales and marketing	136	804
Technology and product development	9,363	3,994
Operations and processing	388	356
Total equity-based compensation expense	$45,310	$13,450
Equity Incentive Plans
2018 Equity Incentive Plan
In 2018, the Company adopted the 2018 Equity Incentive Plan (“2018 Plan”) that authorized the Company to grant up to 52,346,283 common stock of FTI to FTI’s employees, non-employees, officers, and directors in the form of incentive stock options, non-qualified stock options, and RSAs. At December 31, 2024 and 2023, the Company had granted awards equivalent to 48,861,380 and 32,645,381 common stock of FTS, respectively, gross of forfeited and delivered awards under the 2018 Plan.
2024 Equity Incentive Plan
As part of the Reorganization, the Company adopted the 2024 Equity Incentive Plan (“2024 Plan”) that authorized the Company to grant up to 4,635,234 common stock of FMH to FMH’s employees, non-employees, officers, and directors in the form of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock and RSUs. As part of the Recombination, the Company assumed the 2024 Plan and all options outstanding thereunder as of the Recombination Date, and such outstanding options were converted to options of FTS based on the Conversion Rate. At December 31, 2024, the Company had granted awards equivalent to 2,866,299 common stock of FTS, gross of forfeited and delivered awards under the 2024 Plan.
2018 Plan — Stock Options
The following table reflects the activities of stock options granted under the 2018 Plan for the years ended December 31, 2024 and 2023:

	Number of Options	Weighted-Average
		Exercise Price(A)	Remaining Life (Years)(B)	Grant Date Fair Value(C)

Outstanding at December 31, 2022	19,623,139	$3.79	8.2	$2.05
Granted	3,593,104	5.47	n.a.	3.26
Exercised	(582,905)	1.94	n.a.	1.00
Forfeited and cancelled	(2,801,990)	4.93	n.a.	2.70
Outstanding at December 31, 2023	19,831,348	4.07	7.7	2.14
Granted	15,613,098	4.71	n.a.	4.41
Exercised	(1,153,803)	2.75	n.a.	1.49
Forfeited and cancelled	(4,642,073)	4.11	n.a.	2.65
Outstanding at December 31, 2024	29,648,570	$4.45	6.1	$3.28
At December 31, 2024
Options Exercisable	21,384,181	$4.32	5.0	$3.35
Options Vested and Expected to Vest	29,648,570	4.45	6.1	3.28
__________________
(A)The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the estimated fair value of the issuing entity’s common shares, which was $0.37 per common share of FTS at December 31, 2024.
(B)Options expire on the 10th anniversary of the original grant.
(C)For the year ended December 31, 2024, the Company used risk-free rates, estimated common stock volatility, expected term, and dividend yield as inputs and the fair value of the Company ’s common stock as a key input to estimate the grant date fair value using the Black-Scholes method. The Company does not assume dividend payments, as it does not pay dividends, and estimates common stock volatilities using the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term. The Company estimates the grant-date fair value of awards using the contractual term of award, if any, including discounts for applicable post-vesting restrictions such as remaining in the service to the business except as otherwise amended estimated using Black-Scholes method.
The grant date assumptions of the stock options granted are as follows:

	Year ended December 31, 2024			Year ended December 31, 2023
	Low	High	Weighted Average	Low	High	Weighted Average
Expected Term (years)	1.3	6.9	4.3	1.7	6.7	5.8
Volatility	41.9%	59.2%	53.0%	45.5%	64.3%	54.2%
Interest Rate	3.8%	4.4%	4.2%	0.3%	4.3%	2.0%
Dividend Yield	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.
Fair Value	$2.83	$3.65	$3.35	$0.17	$3.81	$1.88
2018 Plan — RSUs
The following table reflects the activities of RSUs granted under the 2018 Plan for the years ended December 31, 2024 and 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	—	$—
Unvested at Granted	5,874,850	4.82
Unvested at Vested	—	—
Unvested at Forfeited and cancelled	—	—
Unvested at December 31, 2024	5,874,850	$4.82
2024 Plan — Stock Options
The following table reflects the activities of stock options granted under the 2024 Plan for the year ended December 31, 2024:

	Number of Options	Weighted-Average
		Exercise Price(A)	Remaining Life (Years)(B)	Grant Date Fair Value(C)
Outstanding at December 31, 2023	—	$—	—	$—
Granted	2,866,300	3.23	n.a.	1.54
Exercised	(216,223)	3.23	n.a.	1.49
Forfeited and cancelled	(268,231)	3.23	n.a.	1.59
Outstanding at December 31, 2024	2,381,846	$3.23	9.55	$1.54
At December 31, 2024
Options Exercisable	566,471	$3.23	9.5	$1.49
Options Vested and Expected to Vest	2,381,846	3.23	9.6	1.54
__________________
(A)The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the estimated fair value of the issuing entity’s common shares, which was zero per common share at December 31, 2024.
(B)Options expire on the 10th anniversary of the original grant.
(C)For the year ended December 31, 2024, the Company used risk-free rates, estimated common stock volatility, expected term, and dividend yield as inputs and the fair value of the Company’s common stock as a key input to estimate the grant date fair value using the Black-Scholes method. The Company does not assume dividend payments, as it does not pay dividends, and estimates common stock volatilities using the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term. The Company estimates the grant-date fair value of awards using the contractual term of award, if any, including discounts for applicable post-vesting restrictions such as remaining in the service to the business except as otherwise amended estimated using Black-Scholes method.
The grant date assumptions of the stock options are as follows:

	Year ended December 31, 2024
	Low	High	Weighted Average
Expected Term (years)	4.9	6.1	5.7
Volatility	44.9%	45.9%	45.3%
Interest Rate	3.7%	4.3%	4.2%
Dividend Yield	n.a.	n.a.	n.a.
Fair Value	$1.44	$1.59	$1.54
Unrecognized Compensation Expense — At December 31, 2024, the Company has not yet recognized compensation expense for the following awards:

	Weighted Average Recognition Period (Years)	Shares			Unrecognized Compensation Expense
Vesting Condition		Options	RSUs	Total	Options	RSUs
Time-based(A)	3.1	10,548,284	—	10,548,284	$25,878	$—
Multiple(A)(B)	n.a.	—	5,874,850	5,874,850	—	28,317
Total		10,548,284	5,874,850	16,423,134	$25,878	$28,317
__________________
(A)All awards vest over a period of two to four years, and most awards have a one year cliff vesting feature.
(B)Awards include a service period vesting condition, as noted above, and a liquidity-based vesting conditions. These awards require a liquidity event, as defined in the award agreement, that has neither occurred nor reasonably likely to occur at December 31, 2024.
Modifications of Awards Under the 2018 Plan
The Company extended the post-termination exercise period of vested options held by certain current and former employees, resulting in $6.8 million of incremental equity-based compensation expense recognized during the year ended December 31, 2024. During the year ended December 31, 2024, the Company reduced the exercise price of 6,308,708 options granted as part of the Reorganization from $6.69 per share to $4.82 per share, resulting in $3.3 million of incremental equity-based compensation expense recognized during the year ended December 31, 2024.
Noncontrolling Interests in Consolidated Subsidiaries
The following amounts relate to equity interests held by the third-party investors in a real estate investment trust subsidiary, Figure REIT, Inc. (“Figure REIT”) and the Figure Markets Offshore Opportunity Investment Fund L.P. (“Offshore Solana Fund”) the Company consolidates, but does not wholly-own.
The noncontrolling interests in the net income (loss) is computed as follows:

	December 31, 2024			December 31, 2023
	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries
Figure REIT	$5,509	44.6%	$2,458	$(9,989)	44.6%	$(4,455)
Offshore Solana Fund	8,627	2.8	243	n.a.	n.a.	n.a.
__________________
(A)Represents the weighted average percentage of total noncontrolling shareholders' net income (loss) in consolidated subsidiaries.
The noncontrolling interests in the equity of consolidated subsidiaries is computed as follows:

	December 31, 2024			December 31, 2023
	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries
Figure REIT	$18,261	44.6%	$7,769	$11,214	44.6%	$5,353
Offshore Solana Fund	17,807	2.8	508	n.a.	n.a.	n.a.
Net Income (Loss) Per Share
Basic net income (loss) per share is computed by dividing net income (loss) attributable to FTS by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing net income (loss) attributable to FTS by the weighted-average number of shares of common stock outstanding adjusted to give effect to potentially dilutive securities.
Diluted net income (loss) per share reflects the dilutive effect of potential common shares from share-based awards, warrants and convertible preferred stock. The treasury stock method is used to calculate the dilutive effect of outstanding share-based awards and warrants, which assumes the proceeds upon vesting or exercise would be used to purchase common stock at the average price for the period. The if-converted method is used to calculate the dilutive effect of converting convertible preferred stock to common stock.
Net income (loss) per share is computed using the two-class method which is required for multiple classes of common stock and participating securities. Under the two-class method, net income attributable to FTS is first allocated to the convertible preferred stock based on their dividend preference. Any remaining net income attributable to FTS is then allocated to common stockholders and preferred stockholders using the if-converted method. All preferred stock is convertible on a 1:1 basis to common stock.
The following table sets forth the calculation of basic and diluted earnings per common share for the periods:

	December 31,
	2024	2023
Numerator
Net income (loss) attributable to Figure Technology Solutions, Inc.	$17,214	$(47,935)
Less: Undistributed earnings attributable to convertible preferred stockholders	$(17,214)	$—
Net income attributable to common stockholders, basic and diluted	$—	$(47,935)

Denominator
Basic weighted average common shares attributable to Figure Technology Solutions, Inc.	65,020,119	51,305,065
Add: effect of dilutive securities related to share-based payment awards(A)	7,617,338	—
Diluted weighted average common shares attributable to Figure Technology Solutions, Inc.	72,637,457	51,305,065

Basic earnings per common share attributable to Figure Technology Solutions, Inc.	$0.00	$(0.93)
Diluted earnings per common share attributable to Figure Technology Solutions, Inc.	$0.00	$(0.93)
__________________
(A)The dilutive impact of share-based payment awards and warrants for the fiscal year ended December 31, 2024 comprised of 7,132,282 shares related to stock options and 485,056 shares related to warrants. As the fiscal year ended December 31, 2023 was in a net loss position, 3,609,301 potentially dilutive shares from share-based payment awards were considered but would have been anti-dilutive and have been excluded from the computation of diluted earnings per share for that period.